REVENUES (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Initial Franchise Fees [Member]
Revenues	¥ 19,904	$ 2,895	¥ 23,302	¥ 15,566
Recurring Franchise Fees [Member]
Revenues	¥ 105,310	$ 15,317	¥ 76,711	¥ 47,966